Goldman Sachs Bond Fund Expense Example - Class P Shares [Member] - Goldman Sachs Bond Fund - Class P Shares	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	$ 859